Cover	Jun. 15, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	SHAPEWAYS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39092
Entity Tax Identification Number	87-2876494
Entity Address, Address Line One	12163 Globe St.
Entity Address, City or Town	Livonia,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48150
City Area Code	(734)
Local Phone Number	422-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001784851
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	12163 Globe St,
Entity Address, City or Town	Livonia,
Entity Address, State or Province	MI
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	SHPW
Security Exchange Name	NYSE
Common Stock Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	SHPW WS
Security Exchange Name	NYSE